SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Receivables [Abstract]
Accounts receivable from third-party customers	$ 2,618,019	$ 1,652,788
Less: allowance for credit losses	(348,678)	(160,026)	$ (6,872)
Total accounts receivable from third-party customers, net	2,269,341	1,492,762
Add: accounts receivable - related parties	582,182	1,272,384
Total accounts receivable, net	$ 2,851,523	$ 2,765,146